May 15, 2000

                 SUPPLEMENT TO THE CLASS Y SHARES PROSPECTUS OF
                          PIONEER EMERGING MARKETS FUND
                              DATED MARCH 29, 2000

The following supplements the corresponding sections of the prospectus. Please refer to the prospectus for the full text of the supplemented section.

BASIC INFORMATION ABOUT THE FUND
FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES
PAID FROM THE ASSETS OF THE FUND
as a percentage of average daily net assets          CLASS Y
-------------------------------------------------------------
   Management Fee                                      1.25%
   Distribution and Service (12b-1) Fee                0.00%
   Other Expenses                                      0.43%
Total Annual Fund Operating Expenses                   1.68%
-------------------------------------------------------------

EXAMPLE

                   NUMBER OF YEARS YOU OWN YOUR SHARES
            ---------------------------------------------------
                     1            3             5           10
---------------------------------------------------------------
Class Y           $171         $530          $913       $1,987
---------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                           FOR THE
                                                         YEAR ENDED
                                                        NOVEMBER 30,
                                                            1999
---------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of net expenses to average net assets+               1.68%
Ratio of net investment income (loss) to average
net assets+                                               (0.71)%

Ratios assuming reduction for fees paid indirectly:
   Net expenses                                            1.61%
   Net investment income (loss)                           (0.64)%
---------------------------------------------------------------------

+ Ratio assuming no reduction for fees paid indirectly.


                                                                    8531-00-0500
                                              (C)Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds